Loans to Other Entities	12 Months Ended
Jun. 30, 2023
Loans to other entities [Abstract]
Loans to other entities

Note 24. Loans to other entities

	Consolidated
	30 Jun 2023	30 Jun 2022
	$	$

Investment in Bearn - at cost	806,940	803,072
Less: provision for impairment	(806,940)	(803,072)
	-	-

Reconciliation of the loan balance at the beginning and end of the current financial year are set out below:

Opening balance - 1 July 2022	-	747,718
Accrued interest	121,131	55,354
Repayment	(150,700)	-
Impairment	(3,868)	(803,072)
Impact on foreign exchange rate	33,437	-
Ending balance – 30 June 2023	-	-

Bearn, Inc (“Bearn”) has developed an application that allows tor the gamification and engagement of health users by rewarding users for achieving health goals. In January 2021, the Company entered a Joint Marketing Agreement (the “Bearn Agreement”) with Bearn). Pursuant to the Bearn Agreement, the Company has funded a total of US$500,000 to Bearn over 4 tranches. The loan is secured over Bearn’s software and separately a pledge over the interests of Bearn’s founder, Mr. Aaron Drew.

Under the terms of the agreement, Bearn undertook to use the funds advanced by the Company to integrate the AHI scan capabilities and launch with a target to deliver 1 million active monthly users to the Company within 12 months from Launch. If Bearn failed to achieve this target, the loan and interest became repayable 15 months from the date of the promissory note, which was extended to October 31, 2022.

If Bearn achieves the target the repayment date will be extended for a further 12 months.

The Bearn Agreement contains certain warranties, indemnities and limitations of liability by both parties. The loan attracts interest at 8% for the first 12 months and thereafter a sliding scale of interest (15% to 0%) applies depending on the number of monthly active users. Should the number of active monthly users reach 2 million, the loan will be forgiven. The maturity date depends on Bearn achieving 1 million active monthly users. If the target is not achieved, then the loan and accrued interest is repayable in 15 months.

As at 30 June 2023, Bearn had not achieved its sales targets.

The value of the Bearn loan at 30 June 2023 is $806,940 (2022: $803,072), which includes accrued interest during the period of $121,131 (2022: $55,354). The Company has fully impaired the value of the Bearn loan at 30 June 2023 and 30 June 2022.

Bearn made repayments of USD$100,973 (AUD$150,700) in respect of the loan during the year ended 30 June 2023 (2022: Nil).